POLICY AND CONTRACT CLAIMS (Tables)	12 Months Ended
Dec. 31, 2022
Insurance Reserve [Abstract]
Disclosure of movement in insurance reserves
The following table summarizes the movement of policy and contract claims:

FOR THE YEAR ENDED DEC. 31 2022 US$ MILLIONS	Gross reserves	Reinsurance assets	Net
Beginning of year	$—	$—	$—
Changes during the year
Acquisition from business combination	1,706	320	1,386
New business	242	40	202
Normal changes	(162)	8	(170)
Management actions and changes in assumptions	—	—	—
	1,786	368	1,418
Impact of foreign exchange	—	—	—
Balance at end of year	$1,786	$368	$1,418

Disclosure of net incurred and paid claims development tables to the liability for claims and claim adjustments
The reconciliation of the net incurred and paid claims development tables to the liability for claims and claim adjustments in the consolidated statement of financial position is as follows:

	Incurred Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$503	489	481	474	467	465	463	338	461	460
2014		485	462	456	448	450	447	348	445	445
2015			481	475	469	469	464	368	464	463
2016				531	518	513	509	385	504	502
2017					579	578	570	420	564	562
2018						698	683	514	648	581
2019							713	557	691	618
2020								465	671	616
2021									1,116	1,061
2022										1,225
									Total	$6,533

	Cumulative Paid Claims and Allocated Claim Adjustment Expenses, Net of Reinsurance
	Years ended December 31,
Accident Year	2013	2014	2015	2016	2017	2018	2019	2020	2021	2022
2013	$217	319	375	412	431	440	449	451	454	453
2014		192	300	350	387	413	426	432	435	436
2015			187	301	359	402	431	442	447	451
2016				216	333	394	438	458	474	482
2017					232	392	456	490	512	528
2018						285	467	529	565	530
2019							290	469	531	523
2020								305	468	488
2021									623	823
2022										681
									Total	$5,395
All outstanding liabilities before 2013, net of reinsurance										32
Liabilities for claims and claim adjustment expenses, net of reinsurance										$1,170

Disclosure of net incurred and paid claims development table to the policy and contract claims
The reconciliation of the net incurred and paid claims development table to the policy and contract claims in the Statements of Financial Position is as follows:

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021
Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance	$1,170	$—
Reinsurance recoverable on unpaid claims	346	—
Insurance lines other than short-duration	199	—
Unallocated claim adjustment expenses	71	—
Total policy and contract claims	$1,786	$—
The following table presents supplementary information for our three reportable segments:
Direct Insurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition cost	$699	$—	$—
Future policy benefits	(21,760)	—	—
Unearned premiums	(1,086)	—	—
Premium revenue	1,456	—	—
Net investment income	514	—	—
Benefits, claims, losses and settlement expenses	(1,155)	—	—
Amortization of deferred acquisition costs	(296)	—	—
Other operating expenses	(353)	—	—
Premium written	1,463	—	—

Reinsurance

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition costs	$1,033	$776	$—
Future policy benefits	(7,405)	(6,254)	—
Premium revenue	1,246	6,146	—
Net investment income	232	125	—
Benefits, claims, losses and settlement expenses	(449)	(240)	—
Amortization of deferred acquisition costs and other	(39)	(1)	—
Other operating expenses	(21)	(9)	—
Pension Risk Transfer

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Future policy benefits	$(3,024)	$(2,243)	$(1,339)
Premium revenue	1,558	1,016	430
Net investment income	(301)	(1)	84
Benefits, claims, losses and settlement expenses	(156)	(72)	(38)
Other operating expenses	(16)	(12)	(6)

AS AT AND FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Deferred acquisition cost	185	—	—
Reserves for unpaid claims and claim adjustment expenses	(1,366)	—	—
Unearned premiums	(1,190)	—	—
Earned premiums	1,108	—	—
Net investment income	47	—	—
Claims and claim adjustment expenses incurred related to:
Current year	(782)	—	—
Prior years	25	—	—
Amortization of deferred acquisition costs	(270)	—	—
Paid claims and claim adjustment expenses	(708)	—	—
Premiums written	1,123	—	—